NATURE OF BUSINESS AND GOING CONCERN (Details Narrative)	Sep. 30, 2015
AlphaRx International Holdings Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	80.00%
AlphaRx Canada Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%